Post-Employment Obligation - Disclosure of Changes In Present Value of Defined Benefit Obligation (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Cost of current service	R$ 15	R$ 19	R$ 17
Interest on the actuarial obligation	1,161	1,246	1,263
Actuarial losses (gains):
Due to changes in financial assumptions	705	390	781
Plan amendment - Past service		(619)
Pension plans and retirement supplement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Cost of current service	4	5	5
Interest on the actuarial obligation	959	980	1,014
Actuarial losses (gains):
Benefits paid	(881)	(841)	(807)
Health plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Cost of current service	10	11	9
Interest on the actuarial obligation	172	178	173
Actuarial losses (gains):
Due to changes in financial assumptions	470	22	305
Dental plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Cost of current service	0
Interest on the actuarial obligation	4	3	4
Actuarial losses (gains):
Due to changes in financial assumptions	8	(1)	6
Life insurance [member]
Disclosure of net defined benefit liability (asset) [line items]
Cost of current service	1	3	3
Interest on the actuarial obligation	26	85	72
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	12,663	12,306	9,956
Cost of current service	15	19	17
Interest on the actuarial obligation	1,161	1,246	1,263
Actuarial losses (gains):
Due to changes in demographic assumptions		191	(1)
Due to changes in financial assumptions	903	537	1,828
Due to adjustments based on experience	161	(53)	162
Due to changes and adjustments	1,064	675	1,989
Plan amendment - Past service		(619)
Benefits paid	(1,011)	(964)	(919)
Ending balance	13,892	12,663	12,306
Present value of defined benefit obligation [member] | Pension plans and retirement supplement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	10,545	9,743	8,049
Cost of current service	3	5	5
Interest on the actuarial obligation	959	980	1,013
Actuarial losses (gains):
Due to changes in demographic assumptions		191	(1)
Due to changes in financial assumptions	467	414	1,253
Due to adjustments based on experience	(20)	53	231
Due to changes and adjustments	447	658	1,483
Benefits paid	(881)	(841)	(807)
Ending balance	11,073	10,545	9,743
Present value of defined benefit obligation [member] | Health plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,809	1,711	1,323
Cost of current service	10	11	9
Interest on the actuarial obligation	173	178	174
Actuarial losses (gains):
Due to changes in financial assumptions	402	66	391
Due to adjustments based on experience	68	(44)	(87)
Due to changes and adjustments	470	22	304
Benefits paid	(118)	(113)	(99)
Ending balance	2,344	1,809	1,711
Present value of defined benefit obligation [member] | Dental plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	39	38	30
Interest on the actuarial obligation	4	3	4
Actuarial losses (gains):
Due to changes in financial assumptions	8	2	9
Due to adjustments based on experience		(2)	(3)
Due to changes and adjustments	8		6
Benefits paid	(3)	(2)	(2)
Ending balance	48	39	38
Present value of defined benefit obligation [member] | Life insurance [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	270	814	554
Cost of current service	2	3	3
Interest on the actuarial obligation	25	85	72
Actuarial losses (gains):
Due to changes in financial assumptions	26	55	175
Due to adjustments based on experience	113	(60)	21
Due to changes and adjustments	139	(5)	196
Plan amendment - Past service		(619)
Benefits paid	(9)	(8)	(11)
Ending balance	R$ 427	R$ 270	R$ 814